International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income	$ 136,726	$ 153,151	$ 126,351
Adjustments to reconcile net income to net cash provided by operating activities:
Impairment charges on available for sale securities	954	817	1,374
Stock compensation expense	1,172	1,058	414
(Decrease) increase in other liabilities	(6,567)	(7,482)	(2,274)
Net cash provided by operating activities	203,649	193,037	209,126
Investing activities:
Principal collected on mortgage-backed securities	854,736	787,361	1,223,532
Net cash provided by (used in) investing activities	373,225	(90,399)	(447,649)
Financing activities:
Proceeds from stock transactions	1,370	555	265
Payments of cash dividends - common	(38,515)	(34,762)	(28,894)
Purchase of treasury stock	(6,678)	(18,923)
Net cash (used in) provided by financing activities	(558,967)	(122,277)	230,208
Increase (decrease) in cash and cash equivalents	17,907	(19,639)	(8,315)
Cash and cash equivalents at beginning of period	255,146	274,785	283,100
Cash and cash equivalents at end of period	273,053	255,146	274,785
Parent Company
Operating activities:
Net income	136,726	153,151	126,351
Adjustments to reconcile net income to net cash provided by operating activities:
Impairment charges on available for sale securities	385	254	754
Stock compensation expense	1,172	1,058	414
(Decrease) increase in other liabilities	(1,998)	416	(969)
Equity in (undistributed) distributed net income of subsidiaries	(83,486)	(79,695)	(93,089)
Net cash provided by operating activities	52,799	75,184	33,461
Investing activities:
Principal collected on mortgage-backed securities	474	1,301	1,207
Net decrease in notes receivable	105	109	96
(Increase) decrease in other assets and other investments	(1,830)	(7,008)	432
Net cash provided by (used in) investing activities	(1,251)	(5,598)	1,735
Financing activities:
Repayment of trust preferred securities	(14,000)	(15,310)
Proceeds from stock transactions	1,370	555	265
Payments of cash dividends - common	(38,515)	(34,762)	(28,894)
Purchase of treasury stock	(6,678)	(18,923)
Net cash (used in) provided by financing activities	(57,823)	(68,440)	(28,629)
Increase (decrease) in cash and cash equivalents	(6,275)	1,146	6,567
Cash and cash equivalents at beginning of period	9,252	8,106	1,539
Cash and cash equivalents at end of period	$ 2,977	$ 9,252	$ 8,106